Basis of preparation and summary of significant accounting policies - Summary of Detailed Information About Notional/Gross Outstanding Amounts (Parenthetical) (Detail) - CAD ($) $ in Billions	Oct. 31, 2021	Nov. 01, 2020
USD LIBOR [Member] | Maturing After June 30 2023 [Member]
Disclosure Of Detailed Information About Notional Gross Outstanding Amounts [line items]
Total undrawn Loan Commitments	$ 47.9	$ 27.7
GBP LIBOR [Member] | Maturing Beyond December 31 2021 [Member]
Disclosure Of Detailed Information About Notional Gross Outstanding Amounts [line items]
Total undrawn Loan Commitments	$ 1.4	$ 1.0